Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Subscribed capital	Capital reserve	Retained earnings (losses)	Foreign currency translation reserve	Total
Balance at beginning of period at Jun. 30, 2023	€ 1	€ 529,775	€ (87,856)	€ 1,509	€ 443,429
Net income (loss)			(24,911)		(24,911)
Other comprehensive income (loss)				(13)	(13)
Comprehensive income (loss)			(24,911)	(13)	(24,923)
Share-based compensation		18,508			18,508
Reclassification due to cash settlement of share-based compensation		(1,370)			(1,370)
Balance at ending of period at Jun. 30, 2024	1	546,913	(112,767)	1,496	435,643
Net income (loss)			569,959		569,959
Other comprehensive income (loss)				(5,965)	(5,965)
Comprehensive income (loss)			569,959	(5,965)	563,994
Capital increase	1	345,552			345,553
Share-based compensation		14,287			14,287
Share options exercised		7,133			7,133
Reclassification due to cash settlement of share-based compensation		(1,846)			(1,846)
Balance at ending of period at Jun. 30, 2025	2	912,039	457,192	(4,469)	1,364,764
Net income (loss)			(167,681)		(167,681)
Other comprehensive income (loss)				9,059	9,059
Comprehensive income (loss)			(167,681)	9,059	(158,623)
Share-based compensation		19,690			19,690
Share options exercised		3,479			3,479
Reclassification due to cash settlement of share-based compensation		(8,355)			(8,355)
Balance at ending of period at Jun. 30, 2026	€ 2	€ 926,852	€ 289,511	€ 4,590	€ 1,220,955